Document and Entity Information	Jul. 02, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	CHART INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000892553
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-11442
Entity Tax Identification Number	34-1712937
Entity Address, Address Line One	2200 Airport Industrial Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Ball Ground
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30107
City Area Code	(770)
Local Phone Number	721-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01
Trading Symbol	GTLS
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each Representing a 1/20th Interest in a Share of 6.75% Series B Mandatory Convertible Preferred Stock, par value $0.01
Trading Symbol	GTLS PRB
Security Exchange Name	NYSE